Consolidated Statement of Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Contract revenue	$ 4,315	$ 750	$ 2,090
Grant revenue	513	2,580	13,528
Total revenue	4,828	3,330	15,618
Operating expenses:
General and administrative expenses	(71,469)	(53,295)	(60,991)
Research and development expenses	(69,454)	(96,235)	(152,433)
Operating income/(loss)	(136,095)	(146,199)	(197,807)
Other income/(expense):
Gain/(loss) on deconsolidation of subsidiary	151,808	61,787	27,251
Gain/(loss) on investments held at fair value	(2,398)	77,945	(32,060)
Realized gain/(loss) on sale of investments	151	(122)	(29,303)
Gain/(loss) on investments in notes from associates	13,131	(27,630)	0
Other income/(expense)	961	(908)	8,131
Other income/(expense)	163,652	111,072	(25,981)
Finance income/(costs):
Finance income	22,669	16,012	5,799
Finance costs – contractual	(1,731)	(3,424)	(3,939)
Finance income/(costs) – fair value accounting	(8,108)	2,650	137,063
Finance costs – non cash interest expense related to sale of future royalties	(8,058)	(10,159)	0
Net finance income/(costs)	4,773	5,078	138,924
Share of net income/(loss) of associates accounted for using the equity method	(8,754)	(6,055)	(27,749)
Gain/(loss) on dilution of ownership interest in associates	199	0	28,220
Impairment of investment in associates	0	0	(8,390)
Income/(loss) before taxes	23,774	(36,103)	(92,783)
Tax benefit/(expense)	4,008	(30,525)	55,719
Income/(loss) for the year	27,782	(66,628)	(37,065)
Other comprehensive income/(loss):
Equity-accounted associate – share of other comprehensive income (loss)	0	92	(166)
Reclassification of foreign currency differences on dilution of interest	0	0	(213)
Total other comprehensive income/(loss)	0	92	(379)
Total comprehensive income/(loss) for the year	27,782	(66,535)	(37,444)
Income/(loss) attributable to:
Owners of the Group	53,510	(65,697)	(50,354)
Non-controlling interests	(25,728)	(931)	13,290
Comprehensive income/(loss) attributable to:
Owners of the Group	53,510	(65,604)	(50,733)
Non-controlling interests	$ (25,728)	$ (931)	$ 13,290
Earnings/(loss) per share:
Basic earnings/(loss) per share (in dollars per share)	$ 0.21	$ (0.24)	$ (0.18)
Diluted earnings/(loss) per share (in dollars per share)	$ 0.21	$ (0.24)	$ (0.18)